UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07109
Morgan Stanley Insured Municipal Securities
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)     (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Insured Municipal Securities
Portfolio of Investments ▪ July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	TAX-EXEMPT MUNICIPAL BONDS (98.8%)
	ALASKA (1.4%)
$1,350	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (AMBAC Insd)	5.25%	12/01/26	$1,288,724

	ARIZONA (2.2%)
210	Arizona Certificates of Participation, Ser 2008 A (FSA Insd)	5.00	09/01/26	211,103
300	Arizona Certificates of Participation, Ser 2008 A (FSA Insd)	5.00	09/01/27	300,441
1,500	Phoenix Civic Improvement Corporation, Sr Lien Airport Ser 2002 B (AMT) (FGIC Insd)	5.75	07/01/18	1,518,495

				2,030,039

	CALIFORNIA (19.2%)
465	Alameda County Joint Powers Authority, Ser 2008 (FSA Insd)	5.00	12/01/24	476,472
1,000	California, Ser 2007 (MBIA Insd)	4.25	08/01/33	853,000
1,605	Fontana California Unified School District, Ser 2006 B (FSA Insd)	0.00	08/01/29	517,837
2,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	1,802,800
2,000	Huntington Beach Union High School District, Ser 2004 (FSA Insd)	5.00	08/01/26	2,038,379
155	Los Angeles Community Redevelopment Agency, Refg Ser 1994 A (AMBAC Insd)	6.55	01/01/27	150,174
1,000	Los Angeles Department of Water & Power, Water 2004 Ser C (MBIA Insd)	5.00	07/01/25	1,024,640
1,425	Roseville Joint Union High School District, Election Ser 2004 C (FSA Insd)	0.00	08/01/26	553,242
1,000	Sacramento County Sanitation District’s Financing Authority, Ser 2006 (FGIC Insd)	5.00	12/01/28	1,008,320
1,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50	09/01/37	883,330
1,000	San Francisco City & County, Laguana Honda Hospital Ser 2005 I (FSA Insd)(a)	5.00	06/15/30	1,013,135
1,600	San Jose-Evergreen Community College District, Election Ser 2004 B (FSA Insd)	0.00	09/01/30	490,112
3,500	Southern California Public Power Authority, Mangolia Power Ser A 2003 (AMBAC Insd)	5.00	07/01/21	3,569,335
2,000	University of California, Ser 2007-J (FSA Insd)	4.50	05/15/31	1,880,320
2,000	University of California, Ser 2007-J (FSA Insd)	4.50	05/15/35	1,850,360

				18,111,456

	COLORADO (4.3%)
1,200	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)	5.25	10/01/40	1,034,112
3,000	Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (AMBAC Insd)	6.00	11/15/18	3,044,159

				4,078,271

	CONNECTICUT (0.5%)
475	Connecticut Health & Educational Facilities Authority, Quinnipiac University Issue Ser 2007 K-2 (MBIA Insd)	5.00	07/01/25	480,539

	DISTRICT OF COLUMBIA (3.7%)
2,000	District of Columbia, National Academy of Sciences Ser 1999 A (AMBAC Insd)	5.00	01/01/19	2,047,920
425	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008A (AGC Insd)	5.00	10/01/28	429,021
1,000	Metropolitan Washington Airports Authority, District of Columbia & Virginia, Ser 2004 C-1 (AMT) (FSA Insd)(b)	5.00	10/01/20	980,300

				3,457,241

	FLORIDA (8.5%)
2,000	Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC)	5.00	04/01/31	1,944,360
4,000	Broward County School Board, Ser 2001 A COPs (FSA Insd)	5.00	07/01/26	3,990,440
485	Florida St Mid-Bay Bridge Authority, Refg Ser 2008A (AGC Insd)	5.00	10/01/27	477,914
1,700	Jacksonville, Excise Tax Refg Ser 2002 (AMT) (MBIA Insd)	5.25	10/01/20	1,661,342

				8,074,056

	HAWAII (5.1%)
3,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Refg Ser 2003 B (AMT) (XLCA Insd)	5.00	12/01/22	2,804,340
2,000	Honolulu City & County, Ser 2003 A (MBIA Insd)(a)	5.25	03/01/26	2,053,350

				4,857,690

	IDAHO (0.9%)
790	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25	07/15/25	841,026

	ILLINOIS (9.2%)
2,000	Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375	01/01/32	1,897,880
525	Chicago Transit Authority, Capital Grant Receipts Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25	06/01/26	544,562
485	DuPage County Community Unit School District 200, Wheaton Warrenville Ser 2003 C (FSA Insd)	5.25	10/01/22	512,393
3,000	Illinois, First Ser 2002 (MBIA Insd)	5.375	07/01/21	3,169,800
2,500	Metropolitan Pier & Explosion Authority, McCormick Place Ser 2002 A (MBIA Insd)	5.25	06/15/42	2,526,375

				8,651,010

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	MASSACHUSETTS (3.1%)
2,750	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA Insd)	5.625	01/01/16	2,948,110

	MICHIGAN (3.6%)
2,000	Detroit, Water Supply Sr Lien Ser 2001 A (FGIC Insd)	5.00	07/01/30	1,907,720
480	Ferris State University of Michigan, Refg Ser 2008 (FSA Insd)	4.50	10/01/24	470,251
560	Wayne State University of Michigan, Refg Ser 2008 (FSA Insd)	5.00	11/15/29	565,796
450	Western Michigan University, Ser 2008 (FSA Insd)	5.00	11/15/23	465,822

				3,409,589

	NEW JERSEY (3.1%)
3,000	New Jersey Turnpike Authority, Ser 2003 A (FGIC Insd)	5.00	01/01/27	2,939,760

	NEW YORK (10.9%)
4,000	Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA Insd)	4.50	02/15/47	3,490,080
2,600	New York State Dormitory Authority, Hospital — FHA Insured Mtge 2004 Ser A (FSA Insd)	5.25	08/15/19	2,735,590
3,000	New York City Health & Hospitals Corporation, Health 2003 Ser B (AMBAC Insd)(c)	5.25	02/15/21	3,067,920
1,000	New York City Municipal Water Finance Authority, 2005 Ser C (MBIA Insd)	5.00	06/15/27	1,019,150

				10,312,740

	OHIO (2.6%)
1,275	Cleveland Ohio Public Power System, Ser 2008 B-2 (MBIA Insd)	0.00	11/15/26	478,597
2,000	Toledo, Waterworks Impr & Refg Ser 1999 (FGIC Insd)	4.75	11/15/17	2,021,220

				2,499,817

	OREGON (1.2%)
1,120	Oregon State Department of Administrative Services, Ser 2005 B COPs (FGIC Insd)	5.00	11/01/22	1,138,984

	PENNSYLVANIA (1.0%)
1,000	Pennsylvania Turnpike Commission, Ser A 2004 (AMBAC Insd)	5.00	12/01/34	985,530

	SOUTH CAROLINA (3.3%)
3,000	South Carolina Public Service Authority, Santee Cooper 2003 Refg Ser A (AMBAC Insd)	5.00	01/01/21	3,075,360

	TEXAS (8.2%)
665	Dallas Area Rapid Transit, Ser 2001 (AMBAC Insd)	5.00	12/01/26	674,323
310	Friendswood Independent School District, Ser 2008 (PSF Insd)	5.00	02/15/27	315,645
2,000	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	2,028,720
460	Houston Community College System, Sr Lien Studend Fee Ser 2008 (FSA Insd)	5.00	04/15/25	471,707
1,400	Houston Hotel Occupancy, Capital Appreciation Ser 2001 B (FSA Insd)	0.00	09/01/27	496,188
2,725	North Texas Tollway Authority, Capital Appreciation Refg Ser 2008 D (AGC Insd)	0.00	01/01/29	819,898
2,000	San Antonio, Water & Refg Ser 2002 (FSA Insd)	5.00	05/15/28	2,010,819
950	San Antonio, Water & Refg Ser 2002 A (FSA Insd)	5.00	05/15/32	949,924

				7,767,224

	WASHINGTON (5.3%)
1,000	Cowlitz County, Public Utility District # 1, Production Ser 2006 (MBIA Insd)	5.00	09/01/31	979,840
2,000	King County, Sewer Refg 2001 (FGIC Insd)	5.125	01/01/20	2,052,800
2,010	Port of Seattle, Passenger Facility Ser 1998 A (MBIA Insd)	5.00	12/01/23	2,015,126

				5,047,766

	WISCONSIN (1.5%)
1,475	Wisconsin Public Power Inc, Power Supply Ser 2005 A (AMBAC Insd)	5.00	07/01/37	1,431,060

	TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $94,347,087)			93,425,992

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (d) (2.6%) INVESTMENT COMPANY
2,456	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class (Cost $2,455,925)			2,455,925

	TOTAL INVESTMENTS (Cost $96,803,012)			95,881,917

PRINCIPAL
AMOUNT IN
THOUSANDS
	FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-2.1%)
($2,013)	Notes with interest rates ranging from 2.29% to 2.50% at July 31, 2008 and contractual maturities of collateral ranging from 03/01/26 to 06/15/30 (e) (Cost $(2,013,135)			(2,013,135)

PRINCIPAL
AMOUNT IN
THOUSANDS
	TOTAL NET INVESTMENTS (Cost $94,789,877) (f)(g)	99.3%	93,868,782
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	694,666

	NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	100.0%	$94,563,448

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

(a)	Underlying security related to inverse floater entered into by the Trust.

(b)	Joint exemption in locations shown.

(c)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $307,180.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(e)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2008.

(f)	Securities have been designated as collateral in an amount equal to $37,129,668 in connection with open futures and swap contracts and inverse floating rate municipal obligations.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

PSF	Texas Permanent School Fund Guarantee Program.

XLCA	XL Capital Assurance Inc.

INTEREST RATE SWAP CONTRACTS OPEN AT JULY 31, 2008:

							UNREALIZED
	NOTIONAL	PAYMENTS		PAYMENTS		TERMINATION	APPRECIATION
COUNTERPARTY	AMOUNT (000)	RECEIVED BY FUND		MADE BY FUND		DATE	(DEPRECIATION)

JPMorgan Chase Bank N.A.	$6,460	Fixed Rate 5.385%		Floating Rate 0.00%	@	February 14, 2018	$27,520
Bank of America N.A.	1,549	Fixed Rate 5.58		Floating Rate 0.00	@	February 28, 2018	17,225
Bank of America N.A.	1,860	Fixed Rate 5.070		Floating Rate 0.00	@	April 14, 2018	(14,601)
Bank of America N.A.	1,790	Fixed Rate 4.982		Floating Rate 0.00	@	April 15, 2018	(19,654)
Merrill Lynch & Co.	2,385	Fixed Rate 5.00		Floating Rate 0.00	@	April 15, 2018	(24,709)
JPMorgan Chase Bank N.A.	8,230	Floating Rate 0.00	@	Fixed Rate 5.831		February 14, 2023	(68,885)
Bank of America N.A.	1,952	Floating Rate 0.00	@	Fixed Rate 5.99		February 28, 2023	(24,868)
Bank of America N.A.	2,380	Floating Rate 0.00	@	Fixed Rate 5.47		April 14, 2023	3,665
Bank of America N.A.	2,195	Floating Rate 0.00	@	Fixed Rate 5.38		April 15, 2023	8,780
Merrill Lynch & Co.	3,080	Floating Rate 0.00	@	Fixed Rate 5.395		April 15, 2023	11,057

Net Unrealized Depreciation							($84,471)

@	Floating rate represents USD-3 months LIBOR.

FUTURES CONTRACTS OPEN AT JULY 31, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

28	Long	U.S. Treasury Notes 5 Year
		September 2008	$2,968,000	$33,496
64	Long	U.S. Treasury Notes
		September 2008	7,349,000	48,731
208	Long	Swap Future 5 Year
		September 2008	22,434,751	20,498
137	Short	U.S. Treasury Notes 5 Year
		September 2008	(15,253,024)	(52,126)
66	Short	U.S. Treasury Bonds 20 Year
		September 2008	(7,623,000)	(95,875)
137	Short	Swap Future 10 Year
		September 2008	(15,082,844)	(117,506)

		Net Unrealized Depreciation		($162,783)

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer September 18, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer September 18, 2008

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